Conversion from IFRS to GAAP (Tables)	12 Months Ended
Dec. 31, 2024
Conversion From Ifrs To Gaap
Schedule of Reconciliation Between IFRS Net Loss and GAAP Net Loss

The reconciliation between IFRS net loss and GAAP net loss for the year ended December 31, 2023 in the Company’s consolidated statements of operations and comprehensive income (loss) is as follows:

	Note	Year Ended December 31, 2023
Net loss and comprehensive loss - IFRS		$(34,206,432)
Operating expenses	(a), (c), (d)	281,088
Interest expenses	(a), (b)	(185,660)
Change in fair value of derivative liability	(c)	(946,649)
Other immaterial changes		88,568
Net loss and comprehensive loss - GAAP		$(34,969,085)

Net losses per share were as follows:

	Years Ended December 31, 2023
	IFRS	GAAP
Net loss per share attributable to ordinary shareholders:
Basic and diluted	$(0.30)	$(0.30)

Schedule of Conversion Adjustments Impacting the Consolidated Balance Sheet

Conversion adjustments impacting the Company’s consolidated balance sheet as of December 31, 2023 were as follows:

	Note	IFRS	Adjustments	GAAP
Assets:
Accounts receivable, net		$2,441,490	$88,568	$2,530,058
Property and equipment, net	(a)	23,856,852	(1,969,265)	21,887,587
Right of use assets, net	(a)	-	2,447,069	2,447,069
Intangible assets, net	(d)	3,390,000	(339,000)	3,051,000
Total conversion adjustments			$227,372

Liabilities and Stockholders’ Equity:
Accounts payable and other accrued liabilities		$6,924,900	$60,717	$6,985,617
Lease liabilities, short term	(a)	175,858	32,766	208,624
Lease liabilities, net of current portion	(a)	2,104,789	244,861	2,349,650
Notes payable, net of current	(b)	11,210,000	(3,147,110)	8,062,890
Derivative liabilities, long term	(c)	147,667	946,649	1,094,316
Share capital	(b), (c)	91,815,797	2,852,142	94,667,939
Accumulated deficit	(a), (b), (c), (d)	(96,363,268)	(762,653)	(97,125,921)
Total conversion adjustments			$227,372